Related Party Transactions (Details Narrative) - $ / shares	Jan. 31, 2019	Jan. 14, 2019	Dec. 31, 2019	Dec. 31, 2018
Shares issued, price per share			$ 5.96	$ 7.20
John Pappajohn [Member] | IPO [Member]
Number of shares of common stock	33,000	33,000
Shares issued, price per share	$ 6.90	$ 6.75
John Roberts [Member] | IPO [Member]
Number of shares of common stock	6,000	3,000
Shares issued, price per share	$ 6.90	$ 6.75
Geoffrey Harris [Member] | IPO [Member]
Number of shares of common stock		3,000
Shares issued, price per share		$ 6.75
Edmund Cannon [Member] | IPO [Member]
Number of shares of common stock	1,000
Shares issued, price per share	$ 6.90
M. Glenn Miles [Member] | IPO [Member]
Number of shares of common stock	5,000
Shares issued, price per share	$ 6.90